Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

	June 30, 2019	December 31, 2018
Cash and cash equivalents	12,020	6,684
Restricted cash	420	260
Restricted cash, non-current	500	500
Total	12,940	7,444